Subsequent Events (Narrative) (Detail) (Subsequent Event [Member], USD $)	1 Months Ended
Mar. 31, 2013
Subsequent Events [Line Items]
Aggregate principal amount	$ 20,000,000
Term loan interest	8.55%
U.S. LIBOR rate reported
Loan agreement fee	$ 150,000
Term loan funded amount	5.95%
Common stock warrants available for grant	67,999
Common stock warrant exercise price	8.68
Common stock warrant exercisable term	7 years
12 Months [Member]
Subsequent Events [Line Items]
Principal term loan penalty	2.50%
13 Months To 24 Months [Member]
Subsequent Events [Line Items]
Principal term loan penalty	1.50%
Greater Than 25 Months [Member]
Subsequent Events [Line Items]
Principal term loan penalty	0.50%
Interest period extended through April 2015 [Member]
Subsequent Events [Line Items]
Term loan funded amount	9.85%